UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

1001 Westhaven Blvd.,  Suite 125-C,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	January 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 91.14%

Abrasive, Asbestos & Misc Nonm - 0.25%
8,000	Carbo Ceramics, Inc. *	$63,680

Aerospace & Defense - 0.90%
8,680	Engility Holdings, Inc. *	227,068

Banks - 10.56%
51,857	Community Banker Trust Corp. *	427,820
11,304	Customers Bancorp, Inc. *	346,468
28,950	Green Bancorp, Inc. *	690,458
12,797	Hanmi Financial Corp. *	403,105
20,649	Triumph Bancorp, Inc. *	794,986
		2,662,837
Biotechnology - 0.00%
9,136	BioSpecifics Technologies Corp. *	391,203

Building Products - 3.97%
35,000	PGT Innovations, Inc. *	558,250
3,980	Trex Co., Inc. *	444,128
		1,002,378
Chemical & Allied Products - 2.52%
10,466	KMG Chemicals, Inc.	635,809

Communications Equipment - 0.74%
7,600	CalAmp Corp. *	186,048

Computer Peripheral Equipment - 1.50%
48,570	Mitek Systems, Inc. *	378,846

Concrete Products, Except Blocks - 2.92%
9,470	U.S. Concrete, Inc. *	737,239

Concrete, Gypsum & Plaster Pro - 2.36%
11,110	AMN Healthcare Services, Inc. *	596,052

Construction & Engineering - 3.27%
11,900	Primoris Services	309,400
20,780	Tutor Perini Corp. *	514,305
		823,705
Construction Materials - 3.33%
26,269	Summit Materials, Inc.	839,295

Guided Missiles & Space Vehicles & Parts - 1.41%
31,054	Kratos Defense & Security Solutions, Inc. *	354,326

Health Care Equipment & Supplies - 2.75%
3,420	Inogen, Inc. *	416,693
9,460	SurModics Inc. *	277,178
		693,871
Health Care Providers & Services - 2.83%
20,890	BioTelemetry, Inc. *	713,394

Heavy Construction Other Than Building Construction - 1.62%
5,900	Granite Construction, Inc.	393,471
1,000	Sterling Construction Co., Inc. *	13,950
		407,421
Hotels Restaurants & Leisure - 1.86%
19,800	Ruth's Hospitality Group, Inc.	469,260

Household Audio & Video Equipment - 2.37%
39,140	Knowles Corporation *	596,494

Life Sciences Tools & Services - 2.26%
3,780	Cambrex Corp. *	213,003
46,170	Neogenomics, Inc. *	356,432
		569,435
Lumber & Wood Products (No Furniture) - 2.14%
11,780	Koppers Holdings, Inc.	539,524

Mining, Quarrying of Nonmatallic Minerals - 1.13%
16,600	Fairmount Suntrail Holdings, Inc. *	92,462
8,000	Hi-Crush Partners LP	103,200
9,600	Smart Sand, Inc. *	88,224
		283,886
Oil, Gas & Consumable Fuels - 0.34%
9,800	Emerge Energy Services LP *	85,162

Retail-Apparel & Accessory Stores - 1.19%
17,000	Duluth Holdings, Inc. *	299,370

Road & Rail - 2.08%
22,633	Marten Transport Ltd.	525,086

Semiconductors & Related Devices - 1.78%
24,815	ChipMos Technologies Bermuda *	450,144

Semiconductors & Semiconductor - 15.36%
4,750	Cabot Microelectronics Corp.	483,977
40,000	Form Factor, Inc. *	574,000
30,680	Kulicke & Soffa Industries *	705,947
28,280	Nova Measuring Instruments Ltd.	766,954
16,100	Tower Semiconductor Ltd. *	559,314
36,070	Ultra Clean Holdings, Inc. *	782,358
		3,872,550
Services-Computer Processing & Data Preperation- 3.81%
30,550	Five9, Inc. *	794,606
19,100	Park City Group, Inc. *	165,215
		959,821
Services-Computer Programming - 1.80%
33,110	Pdf Solutions, Inc. *	452,945

Services-Help Supply Services - 1.47%
26,500	Cross Country Healthcare, Inc. *	371,265

Services-Miscellaneous Business - 2.53%
13,087	NV5 Global, Inc. *	637,991

Services-Prepackaged Software - 1.94%
20,350	Rapid7, Inc. *	487,993

Specialty Retail - 1.83%
20,080	Marinemax, Inc. *	460,836

Thrifts & Mortgage Finance - 2.72%
19,040	Bofi Holding, Inc.	684,869

Trucking (No Local) - 2.08%
6,930	Saia, Inc. *	523,562

TOTAL FOR COMMON STOCKS (Cost $14,856,297) - 91.14%		22,983,365

Warrants - 0.00%

Service-Medical Laboratories - 0.00%
50,000	Cancer Genetics, Inc. Warrant	0

TOTAL FOR Warrants (Cost $0) - 0.00%		0

Short Term Investments- 9.30%
2,346,459	Cash @ US Bank	2,346,459

TOTAL FOR Short Term Investments (Cost $2,346,459) - 9.30%		2,346,459

TOTAL INVESTMENTS (Cost $17,202,756) *** - 100.20%		$ 25,329,824

LIABILITIES IN ACCESS OF OTHER ASSETS- 0.44%		(111,432)

NET ASSETS - 100.00%		$ 25,218,392

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2018.

*** At January 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,202,756 amounted to $8,127,069, which consisted of aggregate gross unrealized appreciation of 8,419,026 and aggregate gross unrealized depreciation of $291,957.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At January 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,202,756 amounted to $8,127,069, which consisted of aggregate gross unrealized appreciation of 8,419,026 and aggregate gross unrealized depreciation of $291,957.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2018:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3
Common Stock	$22,983,365	$0	$0
Warrant	$0	$0	$0
Short Term Investments	$2,346,459	$0	$0
Total	$22,983,365	$0	$0

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date April 2, 2018